UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Deborah Sobolak
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Deborah Sobolak   Long Beach, CA__   02/09/00________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      69
Form 13F Information Table Value Total:       $107,177


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AMFM INC                       COM              001693100     1960    25050 SH       SOLE                    25050        0        0
ANB CORPORATION                COM              001926104      398    10000 SH       SOLE                    10000        0        0
AT&T CORP NEW LIBERTY MEDIA    COM              001957208     8442   148598 SH       SOLE                   148598        0        0
ABERCROMBIE & FITCH CL A       COM              002896207      426    15950 SH       SOLE                    15950        0        0
AG-CHEM EQUIPMENT CO INC       COM              008363103      384    37000 SH       SOLE                    37000        0        0
AMERICA ONLINE INC             COM              02364J104      744     9800 SH       SOLE                     9800        0        0
APOLLO GROUP INC               COM              037604105      726    36175 SH       SOLE                    36175        0        0
ASHWORTH INC                   COM              04516H101       62    15000 SH       SOLE                    15000        0        0
ASSOCIATED GROUP INC CL A      COM              045651106     2311    25325 SH       SOLE                    25325        0        0
ASSOCIATED GROUP INC CL B      COM              045651205     4545    49400 SH       SOLE                    49400        0        0
BANK ONE CORP (NEW)            COM              06423A103      702    21929 SH       SOLE                    21929        0        0
BROADCOM CORP                  COM              111320107      626     2300 SH       SOLE                     2300        0        0
CABLEVISION SYSTEMS CL A       COM              12686C109      302     4000 SH       SOLE                     4000        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      306     6350 SH       SOLE                     6350        0        0
CATALINA MARKETING             COM              148867104     6543    56525 SH       SOLE                    56525        0        0
CENTURYTEL INC                 COM              156700106      640    13500 SH       SOLE                    13500        0        0
CISCO SYSTEMS INC              COM              17275R102      669     6241 SH       SOLE                     6241        0        0
CITIGROUP INC                  COM              172967101      574    10312 SH       SOLE                    10312        0        0
CLAYTON HOMES INC              COM              184190106      152    16500 SH       SOLE                    16500        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3213    35995 SH       SOLE                    35995        0        0
DST SYSTEMS                    COM              233326107     3558    46625 SH       SOLE                    46625        0        0
DELL COMPUTER CORP             COM              247025109     2080    40775 SH       SOLE                    40775        0        0
DIME BANCORP INC (NEW)         COM              25429Q102      151    10000 SH       SOLE                    10000        0        0
DISNEY WALT CO (HOLDING CO)    COM              254687106      439    15000 SH       SOLE                    15000        0        0
FDX CORP                       COM              31304N107      328     8000 SH       SOLE                     8000        0        0
FIDELITY NATIONAL FINL INC     COM              316326107      209    14551 SH       SOLE                    14551        0        0
FIRST DATA CORP                COM              319963104      819    16600 SH       SOLE                    16600        0        0
FOUR SEASONS HOTEL LTD VTG     COM              35100E104      467     8775 SH       SOLE                     8775        0        0
GTE CORP                       COM              362320103      644     9129 SH       SOLE                     9129        0        0
GARTNER GROUP INC NEW CL A     COM              366651107      177    11600 SH       SOLE                    11600        0        0
GILLETTE CO                    COM              375766102      523    12707 SH       SOLE                    12707        0        0
HISPANIC BROADCASTING CORP     COM              43357B104     1132    12275 SH       SOLE                    12275        0        0
HOME DEPOT INC                 COM              437076102      371     5400 SH       SOLE                     5400        0        0
IMS HEALTH INC                 COM              449934108     1104    40602 SH       SOLE                    40602        0        0
INFINITY BROADCASTING CORP     COM              45662S102     1778    49136 SH       SOLE                    49136        0        0
INGRAM MICRO CL A              COM              457153104      131    10000 SH       SOLE                    10000        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     3579    71054 SH       SOLE                    71054        0        0
JDS UNIPHASE CORP              COM              46612J101     1912    11850 SH       SOLE                    11850        0        0
JACOR COMMUNICATIONS INC       WTS              469858138     1088    68000 SH       SOLE                    68000        0        0
JOHNSON & JOHNSON              COM              478160104      270     2900 SH       SOLE                     2900        0        0
KANSAS CITY SOUTHERN INDS      COM              485170104     5170    69275 SH       SOLE                    69275        0        0
MBIA INC                       COM              55262C100      833    15770 SH       SOLE                    15770        0        0
MBNA CORP                      COM              55262L100     1418    52025 SH       SOLE                    52025        0        0
MCI WORLDCOM INC               COM              55268B106      605    11399 SH       SOLE                    11399        0        0
MGIC INVESTMENT CORP           COM              552848103     2296    38150 SH       SOLE                    38150        0        0
MARRIOTT INTERNATIONAL         COM              571903202      366    11600 SH       SOLE                    11600        0        0
MCDONALDS CORP                 COM              580135101     1113    27600 SH       SOLE                    27600        0        0
MICROSOFT CORP                 COM              594918104     9457    81001 SH       SOLE                    81001        0        0
99 CENTS STORES                COM              65440K106      276     7225 SH       SOLE                     7225        0        0
NOKIA CORP ADR CL A            COM              654902204      325     1700 SH       SOLE                     1700        0        0
T ROWE PRICE                   COM              741477103      296     8000 SH       SOLE                     8000        0        0
QUINTILES TRANSNATIONAL CORP   COM              748767100      831    44473 SH       SOLE                    44473        0        0
REDWOOD EMPIRE BANCORP         COM              757897103      495    25900 SH       SOLE                    25900        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1369    28092 SH       SOLE                    28092        0        0
SFX ENTERTAINMENT INC CL A     COM              784178105     6237   172356 SH       SOLE                   172356        0        0
SLM HOLDING CORP               COM              78442A109      809    19150 SH       SOLE                    19150        0        0
SABRE GROUP HLDG CORP CL A     COM              785905100      410     8000 SH       SOLE                     8000        0        0
SALEM COMMUNICATIONS INC       COM              794093104      269    11889 SH       SOLE                    11889        0        0
SEATTLE FILMWORKS INC          COM              812572105      117    42000 SH       SOLE                    42000        0        0
STRYKER CORP                   COM              863667101      870    12500 SH       SOLE                    12500        0        0
TV GUIDE INC CL A              COM              87307Q109     6186   143850 SH       SOLE                   143850        0        0
TELEPHONE & DATA SYS INC       COM              879433100     7859    62375 SH       SOLE                    62375        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102      904     8850 SH       SOLE                     8850        0        0
VODAFONE AIRTOUCH PLC          COM              92857T107     1638    33095 SH       SOLE                    33095        0        0
WEYCO GROUP INC                COM              962149100      436    17250 SH       SOLE                    17250        0        0
YAHOO INC                      COM              984332106      507     1172 SH       SOLE                     1172        0        0
ZIONS BANCORP                  COM              989701107      391     6600 SH       SOLE                     6600        0        0
GLOBAL CROSSING LTD            COM              G3921A100      781    15627 SH       SOLE                    15627        0        0
ROYAL CARIBBEAN CRUISE LINE    COM              V7780T103      428     8675 SH       SOLE                     8675        0        0